Revenue - Summary of Deferred Revenue by Revenue Stream from Contracts with Customers (Detail) - CNY (¥)	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disaggregation of Revenue [Line Items]
Contract with customers liability	¥ 18,749,024	¥ 19,441,687	¥ 18,938,039
Tuition fees [Member]
Disaggregation of Revenue [Line Items]
Contract with customers liability	15,059,409	15,824,369	14,628,087
Meals [Member]
Disaggregation of Revenue [Line Items]
Contract with customers liability	2,586,883	2,544,550	2,468,208
Accommodation [Member]
Disaggregation of Revenue [Line Items]
Contract with customers liability	1,092,732	1,052,768	841,744
Others [Member]
Disaggregation of Revenue [Line Items]
Contract with customers liability	¥ 10,000	¥ 20,000	¥ 1,000,000